INVESTMENT SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 item	Dec. 31, 2011 item
INVESTMENT SECURITIES
Amortized Cost	$ 42,399	$ 38,234
Unrealized Gains	1,423	665
Unrealized Losses	(23)	(172)
Estimated Fair Value	43,799	38,727
Securities with gross unrealized losses aggregated by investment category and length of time the individual securities have been in a loss position
Less Than Twelve Months, Gross Unrealized Losses	(23)	(136)
Less Than Twelve Months, Fair Value	5,566	11,098
Over Twelve Months, Gross Unrealized Losses		(2)
Over Twelve Months, Fair Value		250
Number of securities in an unrealized loss position	1	3
Corporate
INVESTMENT SECURITIES
Amortized Cost	18,763	8,314
Unrealized Gains	237
Unrealized Losses	(23)	(136)
Estimated Fair Value	18,977	8,178
Securities with gross unrealized losses aggregated by investment category and length of time the individual securities have been in a loss position
Less Than Twelve Months, Gross Unrealized Losses	(23)	(136)
Less Than Twelve Months, Fair Value	5,566	8,178
US Agencies
INVESTMENT SECURITIES
Amortized Cost	10,267	10,407
Unrealized Gains	137	168
Estimated Fair Value	10,404	10,575
US Agencies - MBS
INVESTMENT SECURITIES
Amortized Cost	7,962	11,111
Unrealized Gains	412	387
Estimated Fair Value	8,374	11,498
Securities as a percentage of the total portfolio	19.12%	29.69%
Securities with gross unrealized losses aggregated by investment category and length of time the individual securities have been in a loss position
Less Than Twelve Months, Fair Value		2,920
Obligations of states and political subdivisions
INVESTMENT SECURITIES
Amortized Cost	5,407	5,448
Unrealized Gains	637	110
Unrealized Losses		(2)
Estimated Fair Value	6,044	5,556
Securities with gross unrealized losses aggregated by investment category and length of time the individual securities have been in a loss position
Over Twelve Months, Gross Unrealized Losses		(2)
Over Twelve Months, Fair Value		250
Other asset backed
INVESTMENT SECURITIES
Amortized Cost		2,954
Unrealized Losses		(34)
Estimated Fair Value		$ 2,920